CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (Parenthetical) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Statement [Abstract]
Earnings Per Share, Basic	$ (0.39)	$ (1.52)
Earnings Per Share, Diluted	$ (0.39)	$ (1.52)
Weighted Average Number of Shares Outstanding, Basic	20,084,169	12,606,099
Weighted Average Number of Shares Outstanding, Diluted	20,084,169	12,606,099